Share Capital and Capital Surplus and Others (Tables)	12 Months Ended
Dec. 31, 2020
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Number of authorized, issued and outstanding common shares and the details of capital surplus and others
The Parent Company’s outstanding share capital consists entirely of common shares with a par value of ￦500. The number of authorized, issued and outstanding common shares and the details of capital surplus and others as of December 31, 2020 and 2019 are as follows:

(In millions of won, except for share data )
	December 31, 2020		December 31, 2019
Number of authorized shares		220,000,000	220,000,000
Number of issued shares(*1)		80,745,711	80,745,711
Share capital:
Common share	￦	44,639	44,639
Capital surplus and others:
Paid-in surplus		2,915,887	2,915,887
Treasury shares(Note 24)		(2,123,661)	(1,696,997)
Hybrid bonds(Note 25)		398,759	398,759
Share option(Note 26)		1,481	1,302
Others(*2)		(515,263)	(612,470)

	￦	677,203	1,006,481

(*1)
In 2002 and 2003, the Parent Company retired treasury shares with reduction of retained earnings before appropriation. As a result, the Parent Company’s outstanding shares have decreased without change in share capital.

(*2)	Others primarily consist of the excess of the consideration paid by the Group over the carrying amount of net assets acquired from entities under common control.

Details of shares outstanding
There were no changes in share capital during the years ended December 31, 2020 and 2019 and details of shares outstanding as of December 31, 2020 and 2019 are as follows:

(In shares)	2020			2019
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	80,745,711	9,418,558	71,327,153	80,745,711	7,609,263	73,136,448